Significant Accounting Policies (Details) - Schedule of reconciliation of the redeemable non-controlling interests $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Schedule of reconciliation of the redeemable non-controlling interests [Abstract]
Redeemable non-controlling interests, Beginning	$ 21,915
Net income attributable to redeemable non-controlling interest	2,526
Increase in value of put options of redeemable non-controlling interests	1,317
Dividend declared to redeemable non-controlling interest	(4,391)
Acquisition of redeemable non-controlling interests	(9,089)
Increase in redeemable non-controlling interest as part of acquisitions	4,237
Foreign currency translation adjustments	1,848
Non-controlling interest reclassification to redeemable non-controlling interest	6,617
Redeemable non-controlling interests, Ending	$ 24,980